Advances for Vessels under Construction and Acquisitions and Other Vessel Costs, textual (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2014	May 31, 2013	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Unrecorded Unconditional Purchase Obligation			$ 52,440
Proceeds From Cancellation Of Shipbuilding Contract			9,413	$ 0	$ 0
Vessels Under Construction [Member]
Property, Plant and Equipment [Line Items]
Contract Price Of Vessels Under Construction	$ 28,825	$ 97,400
Reduction In Contract Price Of Vessels Under Construction			$ 2,000